CONTINGENCIES	12 Months Ended
Dec. 31, 2017
CONTINGENCIES
CONTINGENCIES

23.           CONTINGENCIES

The Company is involved in various claims, litigation and other matters in the ordinary course and conduct of business. Some of these pending matters will take a number of years to resolve. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidation financial position or results of operations.

(a)Canadian class action

On October 29, 2013, David Wong, a shareholder of the Company, filed a proposed class action against the Company, Robert Quartermain (a director, the President and the CEO of the Company) and Snowden Mining Industry Consultants Ltd. (the “Wong Action”). The Wong Action was filed in the Ontario Superior Court of Justice.

The Wong Action claims C$60,000 in general damages on behalf of a class of persons, wherever they reside, who acquired the Company’s securities between July 23, 2013 and October 21, 2013. Snowden Mining Industry Consultants Ltd. is no longer a defendant in the Wong Action.

The plaintiff in the Wong Action brought a motion for leave to commence an action under the secondary market provisions in Part XXIII.1 of the Ontario Securities Act. The motion was heard on May 29 and 30, 2017. The Court allowed the plaintiff’s motion on July 20, 2017. The Company was denied leave to appeal this decision.

The Company believes that the allegations made against it in the Wong Action are meritless and will vigorously defend them, although no assurance can be given with respect to the ultimate outcome. The Company has not accrued any amounts for the Wong Action.

(b)United States class actions

Between October 25, 2013 and November 18, 2013, five putative class action complaints were filed in the United States against the Company and certain of its officers and directors, alleging that defendants violated the United States securities laws by misrepresenting or failing to disclose material information concerning the Brucejack Mine. All five actions were filed in the United States District Court for the Southern District of New York (the “Court”).

In January 2014, the Court ordered that these actions be consolidated into a single action, styled In re Pretium Resources Inc. Securities Litigation, Case No. 13-CV-7552. The Court appointed as lead plaintiffs in the consolidated action three individuals who are suing on behalf of a putative class of shareholders who purchased or otherwise acquired the Company’s common shares between June 11, 2013 and October 22, 2013.

In March 2014, the plaintiffs filed a consolidated amended class action complaint, which the Company moved to dismiss in May 2014. In July 2014, the plaintiffs filed a second consolidated amended class action complaint (“Second Amended Complaint”). The Company moved to dismiss the Second Amended Complaint on September 5, 2014. Plaintiffs filed their Opposition to the Company’s Motion to Dismiss on October 20, 2014, and the Company filed a reply brief on November 19, 2014.

In June 2017, the Court granted the Company’s Motion to Dismiss the Second Amended Complaint. The Court ruled in favour of the Company and the officers and directors named as defendants on all claims and ordered the case closed. The plaintiffs filed their Notice of Appeal from the decision, to the United States Court of Appeals for the Second Circuit, on July 10, 2017. The plaintiff’s opening brief on appeal was filed on October 2, 2017. The Company filed its response brief on December 8, 2017 and the plaintiffs filed their reply brief on December 22, 2017. Oral argument on the plaintiff’s appeal is scheduled to be heard by the Second Circuit on March 16, 2018.

The Company believes that the allegations made against it in these actions are meritless and will vigorously defend the matter, although no assurance can be given with respect to the ultimate outcome of such proceedings. The Company has not accrued any amounts for these class actions.

(c)Construction claims

On April 24, 2017, Bear Creek Contracting Ltd. (“Bear Creek”) filed a Notice of Civil Claim against the Company (the “Bear Creek Action”) alleging that the Company owes Bear Creek C$14,563 in general damages in connection with work undertaken at the Brucejack Mine transmission line. The Bear Creek Action was filed in the Supreme Court of British Columbia. The Company filed a Response to Civil Claim on July 31, 2017, opposing all of the claims and allegations made. Notices of Civil Claim have also been filed by Blue Max Drilling Inc. (April 24, 2017) and More Core Diamond Drilling Services Ltd. (March 27, 2017), who were subcontractors working under Bear Creek. Responses to Civil Claim have been filed in those actions and the claims are understood to be subsumed in the amount claimed by Bear Creek. It is expected that the three actions will be joined.

The Company believes that the allegations made against it in the Bear Creek Action, and the other actions, are meritless and will vigorously defend the matter, although no assurance can be given with respect to the ultimate outcome of such proceedings. The Company has not accrued any amounts for any of the actions.